                         AUSA Landmark Variable Annuity

                                   Issued by

                       AUSA Life Insurance Company, Inc.

                         Supplement Dated June 21, 2002
                                     to the
                          Prospectus dated May 1, 2002

         The following hereby amends, and to the extent inconsistent replaces, the corresponding Historical Performance Data in Appendix B of the prospectus.

===================================================================================================================================
                                                             TABLE 1 - A
                                                Standard Average Annual Total Returns
                                                    (Assuming A Surrender Charge)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Inception
                                                                       1 Year          5 Year         of the        Subaccount
                                                                        Ended          Ended        Subaccount       Inception
Subaccount                                                            12/31/01        12/31/01     to 12/31/01         Date
-----------------------------------------------------------------------------------------------------------------------------------
   Alliance Growth & Income - Class B                                    N/A            N/A          (14.49%)       May 1, 2001
   Alliance Premier Growth - Class B                                     N/A            N/A          (21.55%)       May 1, 2001
===================================================================================================================================
                                                            TABLE 1 - B
                                               Standard Average Annual Total Returns
                                                   (Assuming A Surrender Charge)
-----------------------------------------------------------------------------------------------------------------------------------
   Alliance Growth & Income - Class B                                    N/A             N/A        (14.40%)       May 1, 2001
   Alliance Premier Growth - Class B                                     N/A             N/A        (21.47%)       May 1, 2001
===================================================================================================================================
                                                            TABLE 2 - A
                                             Non-Standard Average Annual Total Returns
                                                   (Assuming No Surrender Charge)
-----------------------------------------------------------------------------------------------------------------------------------
   Alliance Growth & Income - Class B                                    N/A             N/A         (7.49%)       May 1, 2001
   Alliance Premier Growth - Class B                                     N/A             N/A        (14.55%)       May 1, 2001
===================================================================================================================================
                                                             TABLE 2 - B
                                              Non-Standard Average Annual Total Returns
                                                   (Assuming No Surrender Charge)
-----------------------------------------------------------------------------------------------------------------------------------
   Alliance Growth & Income - Class B                                    N/A             N/A         (7.40%)       May 1, 2001
   Alliance Premier Growth - Class B                                     N/A             N/A        (14.47%)       May 1, 2001
===================================================================================================================================

                 This Prospectus Supplement must be accompanied
                            by the Prospectus for the
                AUSA Landmark Variable Annuity Dated May 1, 2002